Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36581
Entity Registrant Name	Vascular Biogenics Ltd.
Entity Central Index Key	0001603207
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 HaSatat St
Entity Address, City or Town	Modi’in
Entity Address, Country	IL
Entity Address, Postal Zip Code	7178106
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 each
Trading Symbol	VBLT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	69,326,950
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman C.P.A.s
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8 HaSatat St.
Entity Address, City or Town	Modi’in
Entity Address, Country	IL
Entity Address, Postal Zip Code	7178106
City Area Code	972
Local Phone Number	8-9935000
Contact Personnel Name	Dror Harats, Chief Executive Officer